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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      December 31, 1998
                                                   -----------------


Check here if Amendment  [X]            Amendment Number:      1
                                                           ---------
   This Amendment (Check only one): [X]   is a restatement

                                    [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  1 Lafayette Place
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:      28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     E.J. Bird
          -----------------------------------------
Title:    Vice President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

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
           /s/ E.J. BIRD                                   Greenwich, CT                                   February 11, 2000
          -----------------------------------------        ------------------------------             ----------------------
                         (Signature)                              (City, State)                               (Date)
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Report Type (Check only one):

  [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report)

  [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        NONE
Form 13F Information Table Entry Total:                     16
Form 13F Information Table Value Total:               $737,554
                                                   (in thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F Information Table

COLUMN 1:                COLUMN 2:    COLUMN 3:    COLUMN 4:          COLUMN 5:         COLUMN 6: COLUMN 7:         COLUMN 8:
--------------------     --------    ---------    ----------  -----------------------   --------- --------  ---------------------
                                                                                                                    VOTING
                                                    FAIR MARKET                                      OTHER        AUTHORITY
                           TITLE OF    CUSIP          VALUE      SHRS OR     SH/   PUT/  INVESTMENT  MANA-   (a)     (b)      (c)
 NAME OF ISSUER             CLASS      NUMBER       (x $1,000)   PRN AMT     PRN   CALL  DISCRETION  GERS    SOLE   SHARED    NONE
---------------------      -------   -----------   ----------  -----------  -----  ----  ---------- -------  ----------------------
Amp Inc.                   Common     03189710-1      32,882      631,595     SH         DEFINED            631,595
-----------------------------------------------------------------------------------------------------------------------------------
Amp Inc.                   Common     03189710-1     168,907    3,244,319     SH           SOLE            3,244,319
-----------------------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp.        Common    066365-10-7       1,195       13,986     SH         DEFINED             13,986
-----------------------------------------------------------------------------------------------------------------------------------
Bankers Trust Corp.        Common    066365-10-7       6,144       71,914     SH           SOLE              71,914
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.             Common    172967-10-1      15,964      322,508     SH         DEFINED            322,508
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.             Common    172967-10-1      81,863    1,653,788     SH           SOLE            1,653,788
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.           Common    260543-10-3      12,165      133,768     SH         DEFINED            133,768
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.           Common    260543-10-3      62,468      686,932     SH           SOLE             686,932
-----------------------------------------------------------------------------------------------------------------------------------
Guess Inc.                 Common    401617-10-5       1,208      250,885     SH         DEFINED            250,885
-----------------------------------------------------------------------------------------------------------------------------------
Guess Inc.                 Common    401617-10-5       6,196    1,287,415     SH           SOLE            1,287,415
-----------------------------------------------------------------------------------------------------------------------------------
International Business
 Machs                     Common    459200-10-1          27          147     SH         DEFINED              147
-----------------------------------------------------------------------------------------------------------------------------------
International Business
 Machs                     Common    459200-10-1          10           53     SH           SOLE                53
-----------------------------------------------------------------------------------------------------------------------------------
International Business
 Machs                     Options   459200-90-1      23,397        1,814     SH  CALLS  DEFINED             1,814
-----------------------------------------------------------------------------------------------------------------------------------
International Business
 Machs                     Options   459200-90-1     150,836       11,512     SH  CALLS    SOLE              11,512
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co           Common    949740-10-4      28,431      711,868     SH         DEFINED            711,868
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co           Common    949740-10-4     145,861    3,652,232     SH           SOLE            3,652,232
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(Confidential portion has been omitted and filed separately.)
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COLUMN TOTALS                                        737,554
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